Series A Convertible Preferred Stock (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Dividend rate	8.00%	8.00%
Purchase price		$ 1,000.00
Number of shares issued during period		8,164
Number of shares issued during period, value	$ 10,000	$ 16,328
Common Stock [Member]
Number of shares issued during period	5,000
Number of shares issued during period, value	$ 1
Conversion of stock		500
Board of Directors [Member] | 8% Series A Convertible Preferred Stock [Member]
Number of designated preferred stock		10,000